Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000031720
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Variable Fund
Trading Symbol	FEOVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the last six months?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$61	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
AssetsNet	$ 238,225,669
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	2.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$238,225,669 Number of Portfolio Holdings124 Portfolio Turnover Rate2.44%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Holdings [Text Block]

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	84.4%
Commodities	11.4%
Foreign Government Securities	1.0%
Short-Term Investments	3.2%Footnote Reference1
Footnote	Description
Footnote1	Includes short-term commercial paper (2.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as Treasury bills and money market funds.

Largest Holdings [Text Block]

Top 10 HoldingsFootnote Reference1

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	11.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	4.0%
Willis Towers Watson plc (Insurance, United States)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
Danone SA (Food Products, France)	2.3%
Unilever plc (Personal Care Products, United Kingdom)	2.3%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	1.8%
Total	32.7%
Footnote	Description
Footnote1	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Material Fund Change [Text Block]